Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of assets [line items]
Accessories, supplies and consumables	$ 9,673	$ 1,429
Inventory	113,641	29,595
Inventory expensed to cost of goods sold	184,700	37,200
Non-cash expense related to changes in fair value of inventory sold	72,129	17,624
Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	65,126	8,552
Finished goods	11,953	13,379
Inventory	77,079	21,931
Cannabis oils
Disclosure of fair value measurement of assets [line items]
Work-in-process	5,572	1,332
Finished goods	6,242	2,463
Inventory	11,814	3,795
Capsules
Disclosure of fair value measurement of assets [line items]
Work-in-process	977
Finished goods	2,569	256
Inventory	3,546
Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	4,508	727
Work-in-process	1,000	538
Finished goods	3,183	323
Inventory	8,691	1,588
Merchandise and other
Disclosure of fair value measurement of assets [line items]
Raw materials	373	433
Work-in-process	261	163
Finished goods	2,204
Inventory	2,838	596
Capitalized cost
Disclosure of fair value measurement of assets [line items]
Accessories, supplies and consumables	9,673	1,429
Inventory	72,698	13,280
Capitalized cost | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	31,381	2,215
Finished goods	7,771	5,637
Inventory	39,152	7,852
Capitalized cost | Cannabis oils
Disclosure of fair value measurement of assets [line items]
Work-in-process	3,919	550
Finished goods	5,190	1,099
Inventory	9,109	1,649
Capitalized cost | Capsules
Disclosure of fair value measurement of assets [line items]
Work-in-process	869
Finished goods	2,366	166
Inventory	3,235
Capitalized cost | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	4,508	727
Work-in-process	1,000	538
Finished goods	3,183	323
Inventory	8,691	1,588
Capitalized cost | Merchandise and other
Disclosure of fair value measurement of assets [line items]
Raw materials	373	433
Work-in-process	261	163
Finished goods	2,204
Inventory	2,838	596
Fair value adjustment
Disclosure of fair value measurement of assets [line items]
Accessories, supplies and consumables	0	0
Inventory	40,943	16,315
Fair value adjustment | Harvested cannabis
Disclosure of fair value measurement of assets [line items]
Work-in-process	33,745	6,337
Finished goods	4,182	7,742
Inventory	37,927	14,079
Fair value adjustment | Cannabis oils
Disclosure of fair value measurement of assets [line items]
Work-in-process	1,653	782
Finished goods	1,052	1,364
Inventory	2,705	2,146
Fair value adjustment | Capsules
Disclosure of fair value measurement of assets [line items]
Work-in-process	108
Finished goods	203	90
Inventory	311
Fair value adjustment | Hemp products
Disclosure of fair value measurement of assets [line items]
Raw materials	0	0
Work-in-process	0	0
Finished goods	0	0
Inventory	0	0
Fair value adjustment | Merchandise and other
Disclosure of fair value measurement of assets [line items]
Raw materials	0	0
Work-in-process	0	0
Finished goods	0
Inventory	$ 0	$ 0